INCOME TAX (Details Narrative)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Income tax rate	21.00%
Applicable tax rate	25.00%	25.00%
Tax rate effect of foreign tax rates	5.00%	5.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Income tax rate	6.50%
Top of range [member]
IfrsStatementLineItems [Line Items]
Income tax rate	7.25%
HK [member]
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Tax description	The subsidiaries in Hong Kong are subject to tax charged on Hong Kong sourced income, the corporate tax rate in Hong Kong is a two-tier one starting with the year of assessment 2018/2019 (from April 1, 2018): the tax is 8.25% (7.5% for unincorporated companies) on the first 2 million HKD of taxable profits and 16.5% (15% for unincorporated companies) for the rest of the profits. No Hong Kong profits tax has been provided as the Company has no assessable profit arising in Hong Kong for the six months ended March 31, 2026 and 2025.